First Trust S and P REIT Index Fund Shareholder Fees	Dec. 31, 2025
First Trust S and P REIT Index Fund | First Trust S and P REIT Index Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%